Stock-Based Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock Options Granted and Outstanding

Options outstanding under the 2004 Plan, 2010 Plan and 2015 Plan are as follows:

SUMMARY OF STOCK OPTIONS GRANTED AND OUTSTANDING

	Incentive	Nonqualified	Total
Options granted and outstanding:
December 31, 2015 at prices ranging from $14.25 to $87.45 per share	188,525	320,804	509,329
December 31, 2014 at prices ranging from $14.25 to $87.45 per share	111,605	207,296	318,901
December 31, 2013 at prices ranging from $14.25 to $87.45 per share	112,546	186,561	299,107

Summary of Stock Option Activity

Activity in the stock option plans for the years ended December 31, 2015, 2014 and 2013, respectively, was as follows:

SUMMARY OF STOCK OPTION ACTIVITY (1)

Years Ended December 31,	2015		2014		2013
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Options outstanding, beginning of year	318,901	$28.34	299,107	$36.75	350,642	$36.75
Granted	222,059	18.92	144,296	19.33	19,222	17.95
Exercised	(811)	15.20	(802)	14.98	(559)	14.25
Forfeited	(20,454)	17.47	(24,324)	17.12	(30,758)	17.40
Expired	(10,366)	64.17	(98,579)	43.63	(39,440)	43.05
Options outstanding, end of year	509,329	23.91	318,901	$28.34	299,107	$36.75
Options exercisable, end of year	164,384	$33.93	161,984	$37.14	249,853	$40.50
Options vested or expected to vest (2)	480,995	$24.28	287,202	$29.34	249,176	$37.40

(1)	The 2013 period was retroactively adjusted for the impact of the 1-for-5 reverse stock split completed on August 11, 2014.
(2)	Includes vested shares and nonvested shares after a forfeiture rate assumption, which is based upon historical data, is applied.

Summary of Nonvested Option Activity

A summary of the Company’s nonvested Options at December 31, 2015, 2014 and 2013, respectively, are presented in the following table:

SUMMARY OF NONVESTED OPTION ACTIVITY (1)

Years Ended December 31,	2015		2014		2013
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested Options outstanding, beginning of year	156,917	$11.68	49,254	$17.75	116,948	$24.15
Granted	222,059	6.16	144,296	8.70	19,222	17.95
Vested	(13,577)	7.96	(12,309)	8.44	(56,158)	31.30
Forfeited	(20,454)	7.30	(24,324)	7.91	(30,758)	17.40
Nonvested Options outstanding, end of year	344,945	$7.24	156,917	$11.68	49,254	$17.75

(1)	The 2013 period was retroactively adjusted for the impact of the 1-for-5 reverse stock split completed on August 11, 2014.

Summary of Nonvested Stock Award Activity

A summary of the Company’s nonvested Stock Awards at December 31, 2015, 2014 and 2013, respectively, are presented in the following table:

SUMMARY OF NONVESTED STOCK AWARD ACTIVITY (1)

Years Ended December 31,	2015		2014		2013
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested Stock Awards outstanding, beginning of year	248,654	$14.22	86,366	$15.65	127,807	$16.50
Issued	60,569	19.22	218,824	14.14	87,534	17.70
Vested	(24,959)	17.53	(21,930)	17.05	(19,980)	23.65
Forfeited	(4,300)	15.90	(34,606)	15.41	(108,995)	16.85
Nonvested Stock Awards outstanding, end of year	279,964	$14.98	248,654	$14.22	86,366	$15.65

(1)	The 2013 period was retroactively adjusted for the impact of the 1-for-5 reverse stock split completed on August 11, 2014.